Leases - Summary of Future Minimum Lease Receipts and Commitments (Parenthetical) (Detail) $ in Millions	Dec. 31, 2014 USD ($)
Leases [Abstract]
Minimum sublease rentals under noncancelable subleases	$ 1,743.4